Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings

Note	29 | Borrowings

	12.31.21	12.31.20
Non-current
Corporate notes (1)	-	12,465

Current
Corporate notes (1)	10,067	-
Interest from corporate notes	195	216
Total current	10,262	216

(1)	Net of debt issuance, repurchase and redemption expenses.

The fair values of the Company’s non-current borrowings as of December 31, 2021 and 2020 amount approximately to $ 8,982.5 and $ 10,228.5, respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

The Company’s borrowings are denominated in the following currencies:

	12.31.21	12.31.20
US dollars	10,262	12,681

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.21	12.31.20
Fixed rate
Less than 1 year	10,262	216
From 1 to 2 years	-	12,465
Total fixed rate	10,262	12,681

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.21	12.31.20
Balance at beginning of the year	12,681	20,246
Payment of borrowings' interests	(895)	(1,385)
Paid from repurchase of Corporate Notes	(17)	(5,731)
Payment of borrowings	-	(1,132)
Gain from repurchase of Corporate Notes	(3)	(626)
Exchange diference and interest accrued	2,769	6,113
Result from exposure to inlfation	(4,273)	(4,804)
Balance at the end of year	10,262	12,681

Corporate Notes programs

The Company has a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.20	Debt repurchase	Debt structure at 12.31.21	At 12.31.21
Fixed Rate Par Note	9	9.75	2022	98	-	98	10,067
Total				98	-	98	10,067

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.19	Debt repurchase	Debt structure at 12.31.20	At 12.31.20
Fixed Rate Par Note	9	9.75	2022	137	(39)	98	12,465
Total				137	(39)	98	12,465

The main covenants are those detailed below:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s actions with regard to, among others, the following:

-	Encumbrance or authorization to encumber its property or assets;
-	Incurrence of indebtedness, in certain specified cases;
-	Sale of the Company’s assets related to its main business;
-	Carrying out of transactions with shareholders or related companies;
-	Making certain payments (including, among others, dividends, purchases of edenor’s common shares or payments on subordinated debt).

ii.	Suspension of Covenants:

Certain negative covenants stipulated in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company’s long-term debt rating is raised to Investment Grade, or the Company’s Debt Ratio is equal to or lower than 3.
-	If the Company subsequently losses its Investment Grade rating or its Debt Ratio is higher than 3, as applicable, the suspended negative covenants will be once again in effect.

At the date of issuance of these financial statements, the previously mentioned ratios have been complied with.

Furthermore, on January 28, 2021, the Company paid Class 9 Corporate Notes for a total of USD 224,000 nominal value, equivalent to $ 23, received as collection of receivables. At the date of these financial statements, the Corporate Notes that remain outstanding amount to USD 98.1 million nominal value.

Additionally, on July 16, 2021, within the framework of the change of control of the Company (Note 39), and as provided for in article 10.3 of the class 9 Corporate Notes prospectus, which provides that each holder of these instruments will be entitled to require that the Company repurchase all or any part thereof by submitting an Offer due to Change of Control, the Company’s Board of Directors approved and informed the markets of the launching of the consent solicitation for consents of the holders of Corporate Notes due 2022.

In this regard, on July 30, 2021, the Company, given the majority support of the holders, obtained approval of the consent solicitation issued on July 16. Thus, edenor maintains the financial terms set forth in the respective Corporate Notes.